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                       VAN KAMPEN LIFE INVESTMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                           EMERGING GROWTH PORTFOLIO
                         SUPPLEMENT DATED JUNE 16, 2006
                                     TO THE
                           CLASS I SHARES PROSPECTUS
                              DATED APRIL 28, 2006
                                    AND THE
                           CLASS II SHARES PROSPECTUS
                              DATED APRIL 28, 2006

     Effective August 15, 2006, the Prospectus is hereby supplemented as follows:

     (1) The Board of Trustees of Van Kampen Life Investment Trust--Emerging Growth Portfolio (the "Portfolio") recently approved changing the name of the Portfolio to "Van Kampen Life Investment Trust--Strategic Growth Portfolio." All references to "Emerging Growth Portfolio" in the Prospectus are hereby replaced with "Strategic Growth Portfolio."

     (2) The first paragraph on the front cover of the Prospectus is hereby deleted and replaced with the following:

     The Strategic Growth Portfolio's investment objective is to seek capital appreciation. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to be strategic growth companies.

     (3) The first paragraph of the sub-section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted and replaced with the following:

     Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of strategic growth companies. Strategic growth companies are those domestic or foreign companies considered by the Portfolio's investment adviser to have higher potential growth rates than may be currently expected in the market. The Portfolio's investment adviser believes that stock prices are driven by expected earnings growth, the expected long term sustainability of that growth and the market valuation of those factors. Strategic growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes have a coherent business model and strategy and have the management acumen to execute and deliver results to shareholders now and in the future, and that are currently mispriced based on growth expectations and the sustainability of that growth in the market. Strategic growth companies may be of any size, including larger, more established companies or smaller, developing
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companies. The Portfolio's investment adviser generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline.

     (4) The paragraph of the sub-section entitled "RISK/RETURN
SUMMARY--PRINCIPAL INVESTMENT RISKS--RISKS OF EMERGING GROWTH COMPANIES" is hereby deleted in its entirety.

     (5) The fourth bullet point of the first paragraph of the sub-section entitled: "RISK/RETURN SUMMARY--INVESTOR PROFILE" is hereby deleted and replaced with the following:

     - Wish to add to their investment holdings a portfolio that emphasizes a growth style of investing in common stocks of strategic growth companies

     (6) The first paragraph of the sub-section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS--PRINCIPAL INVESTMENT STRATEGIES AND RISKS" is hereby deleted and replaced with the following:

     Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of strategic growth companies. Strategic growth companies are those domestic or foreign companies considered by the Portfolio's investment adviser to have higher potential growth rates than may be currently expected in the market. The Portfolio's investment adviser believes that stock prices are driven by expected earnings growth, the expected long term sustainability of that growth and the market valuation of those factors. Strategic growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes have a coherent business model and strategy and have the management acumen to execute and deliver results to shareholders now and in the future, and that are currently mispriced based on growth expectations and the sustainability of that growth in the market. Strategic growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investments in such companies may offer greater opportunities for growth of capital, but also may involve certain special risks. Strategic growth companies often have accelerating or higher than average rates of earnings growth, or new or limited products, markets, services, distribution channels or financial resources, or they may be dependent upon one or a few key people for management, or the companies have other special circumstances. The securities of such companies may be subject to more abrupt or erratic market movements than the market averages in general.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   EMLITSPT 6/06
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                     SUPPLEMENT DATED JUNE 16, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 28,2006
                        VAN KAMPEN LIFE INVESTMENT TRUST

     Effective August 15, 2006, the Statement of Additional Information is hereby supplemented as follows:

     The Board of Trustees of Van Kampen Life Investment Trust--Emerging Growth Portfolio (the "Portfolio") recently approved changing the name of the Portfolio to "Van Kampen Life Investment Trust--Strategic Growth Portfolio." All references to "Emerging Growth Portfolio" in the Statement of Additional Information are hereby replaced with "Strategic Growth Portfolio."

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                EMLITSPTSAI 6/06